Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2036	Dec. 31, 2035	Dec. 31, 2034
Income Taxes [Line Items]
Percentage of subsidiary	100.00%
Net operating loss carryforwards (in Dollars)	$ 3,883,438
Percentage of taxable income limitation	80.00%
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards (in Dollars)	$ 187,768
Forecast [Member]
Income Taxes [Line Items]
Net operating loss carryforwards (in Dollars)			$ 1,178,256	$ 1,972,302	$ 732,880
YD Biopharma [Member]
Income Taxes [Line Items]
Statutory income tax rate	20.00%	20.00%
USA [Member]
Income Taxes [Line Items]
Statutory income tax rate	21.00%